Common stock (Details Narrative) - € / shares	1 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares, issued		44,226,638	25,000,044
Common stock, shares, outstanding		44,226,638	25,000,044
Common stock, par value		€ 0.002	€ 0.002
Issued common shares	4,444,445
IPO [Member]
Subsidiary or Equity Method Investee [Line Items]
Issued common shares	14,782,149
RedCloud Technologies Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Redeemable preference shares		1
Redeemable preference par value		€ 50,000